MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.34

Loan ID	Redacted ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
xx	79258	C	B	C	B	C	A	A	A	Closed	FCRE1193	2024-08-01 16:05	2024-09-06 13:25	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Waived-Exception to allow the use of Boarder Income – Borrower rents out part of his home for 47 days during the Horse race season in xx. Income validated with Tax Returns - Due Diligence Vendor-09/06/2024
Counter-Document Uploaded.  - Seller-09/06/2024
Counter-FNMA will not allow the income due to the type of property it is. income with the exception of the following:When a borrower with disabilities receives rental income from a live-in personal assistant, whether or not that individual is a relative of the borrower, the rental payments can be considered as acceptable stable income in an amount up to 30% of the total gross income that is used to qualify the borrower for the mortgage loan. Personal assistants typically are paid by Medicaid Waiver funds and include room and board, from which rental payments are made to the borrower. Verification of Income from Boarders: 1)Obtain documentation of the boarder’s history of shared residency (such as a copy of a driver’s license, bills, bank statements, or W-2 forms) that shows the boarder’s address as being the same as the borrower’s address. 2)Obtain documentation of the boarder’s rental payments for the most recent 12 months. - Due Diligence Vendor-08/28/2024
Ready for Review-Document Uploaded.  - Seller-08/21/2024
Open-Audited DTI of 52.12% exceeds Guideline DTI of 50% Cause for DTI issue is boarder income was utilized however it is not an ADU or mother-in-law suit. It is a room above the garage with a wet bar. xx guidelines do not address and therefore fall back on the FMNA guidelines. Unless the subject property has either of the aforementioned options, boarder income is not allowed, unless it can be proven that the party there is required to say with health help to the borrower. - Due Diligence Vendor-08/01/2024	Ready for Review-Document Uploaded. - Seller-08/21/2024	Waived-Exception to allow the use of Boarder Income – Borrower rents out part of his home for 47 days during the Horse race season in xx. Income validated with Tax Returns - Due Diligence Vendor-09/06/2024	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 766 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of xx Is Not Below The Guideline Maximum Of 55% By Ten Percent (10%) Or More
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9.0 Years
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 55% By Ten Percent (10%) or More
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 22.25 Years
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.36 Years
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 28.93 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months	766 FICO- 680 required Residual Income xx Cash to borrower xx 32 months reserves 19 years in home	FW_ xx_xx.pdf xx.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	Originator Pre-Close	Yes	2105647
xx	79258	C	B	C	B	C	A	A	A	Closed	finding-3635	2024-08-01 08:35	2024-08-06 07:59	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Resolved 8/06/2024: Received PCCD with cure amount $267.10 and updated, as a results condition cleared. - Due Diligence Vendor-08/06/2024
Resolved- - Due Diligence Vendor-08/06/2024
Ready for Review-Document Uploaded. Tolerance cure was given at funding. See attached PC CD and Final ALTA Settlement Statement - Seller-08/05/2024
Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($629.00) exceed the comparable charges ($500.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ***Initial LE dated 6/18/2024 Notary fee $50.00 and it was increased to $300.00 on Final CD dated 7/19/2024. Tolerance variance amount for charges that in total cannot increase more than 10%. Need valid COC or cure amount of $79.00 - Due Diligence Vendor-08/02/2024	Ready for Review-Document Uploaded. Tolerance cure was given at funding. See attached PC CD and Final ALTA Settlement Statement - Seller-08/05/2024	Resolved-Resolved 8/06/2024: Received PCCD with cure amount $267.10 and updated, as a results condition cleared. - Due Diligence Vendor-08/06/2024 Resolved- - Due Diligence Vendor-08/06/2024	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 766 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of xx Is Not Below The Guideline Maximum Of 55% By Ten Percent (10%) Or More
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9.0 Years
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of xx Is Below the Guideline Maximum Of 55% By Ten Percent (10%) or More
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 22.25 Years
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.36 Years
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 28.93 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months		ALTA Borrower's Statement FINAL xx.pdf xx PC CD.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	2100988
xx	74616			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	AZ	Investment	Purchase	NA
xx	74027			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	CA	Investment	Purchase	NA
xx	74637	C	A	C	A	A	A	A	A	Closed	FCRE1167	2023-10-27 03:58	2023-11-13 13:05	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Amount of coverage is less than primary lien amount and the Replacement Cost Value Estimator was not Provided by the Insurer	Resolved-RCE Provided - Due Diligence Vendor-11/13/2023 Ready for Review-Document Uploaded. - Seller-11/13/2023 Open-Inadequate Hazard Insurance Coverage and Replacement Cost Estimator was not Provided - Hazard Insurance Coverage in the amount of xx is less than the minimum required coverage amount of xx Provide reconstruction cost estimator as dwelling amount (xx) is not sufficient to cover loan amount (xx). - Due Diligence Vendor-10/27/2023	Ready for Review-Document Uploaded. - Seller-11/13/2023	Resolved-RCE Provided - Due Diligence Vendor-11/13/2023	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.92 Years
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less Not Met - Credit Line Usage Ratio equals 0.3703477869398966
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27.59 Are Greater Than The Guideline Minimum Of 2 By Six (6) Or More Months
																										Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 720 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points		HAZARD INSURANCE - xx-xx-xx.xx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	1233674
xx	74983	C	A	C	A	A	A	A	A	Closed	FCRE1500	2023-12-15 08:07	2024-01-22 03:43	Resolved	1 - Information	C	A	Credit	Borrower	Borrower Identification Documentation Missing	Resolved-Resolved : Received Patriot act disclosure - 1/22 - Due Diligence Vendor-01/22/2024 Ready for Review-Document Uploaded. - Seller-01/19/2024 Counter-Not Resolved : CIP is not attached, please re-upload. - Due Diligence Vendor-01/09/2024 Ready for Review-We do not require copy of unexpired license, However, it was provided to the settlement agent at time of signing. See copy of the CIP attached - Seller-01/08/2024 Open-Borrower's (xx) provided driver license expired- xx. Provide Identification document for the same. - Due Diligence Vendor-12/15/2023	Ready for Review-Document Uploaded. - Seller-01/19/2024 Ready for Review-We do not require copy of unexpired license, However, it was provided to the settlement agent at time of signing. See copy of the CIP attached - Seller-01/08/2024	Resolved-Resolved : Received Patriot act disclosure - 1/22 - Due Diligence Vendor-01/22/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals null

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 20.61 Are Greater Than The Guideline Minimum Of 2 By Six (6) Or More Months Validated

																										Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 724 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Validated		xx_xx.pdf	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	MD	Investment	Purchase	NA	N/A	N/A	1316659
xx	75022			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	xx	CO	Investment	Purchase	NA